Washington Mutual Investors Fund
Investment portfolio
January 31, 2026
unaudited

Common stocks 96.15% Energy 3.26%	Shares	Value (000)
Baker Hughes Co., Class A	10,001,011	$560,457
Canadian Natural Resources, Ltd.	28,814,473	1,072,187
Chevron Corp.	1,999,410	353,696
ConocoPhillips	14,481,036	1,509,358
EOG Resources, Inc.	7,090,887	795,101
Exxon Mobil Corp.	11,794,857	1,667,793
Halliburton Co.	6,924,829	232,120
SLB, Ltd.	3,750,443	181,446
TC Energy Corp.	7,410,060	434,748
TotalEnergies SE (a)	1,147,464	83,076
		6,889,982
Materials 2.39%
Air Products and Chemicals, Inc.	5,464,985	1,489,209
Corteva, Inc.	4,615,319	335,995
H.B. Fuller Co.	2,017,637	121,260
International Paper Co.	21,817,024	879,662
Linde PLC	1,122,197	512,810
Nucor Corp.	290,993	51,715
Royal Gold, Inc.	1,408,328	370,827
Wheaton Precious Metals Corp.	9,693,619	1,278,298
		5,039,776
Industrials 13.26%
3M Co.	6,810,457	1,043,090
Applied Industrial Technologies, Inc.	290,910	75,756
BAE Systems PLC (ADR)	2,396,610	260,464
Boeing Co. (The) (b)	6,439,889	1,505,131
Caterpillar, Inc.	2,498,323	1,642,298
CSX Corp.	5,000,000	188,800
Deere & Co.	3,245,676	1,713,717
Delta Air Lines, Inc.	14,088,617	928,299
Deutsche Post AG (ADR) (a)	12,012,852	672,840
Equifax, Inc.	1,071,846	215,870
FedEx Corp.	500,840	161,396
General Electric Co.	8,676,280	2,661,796
HEICO Corp.	770,068	254,823
Ingersoll-Rand, Inc.	7,934,577	683,088
ITT, Inc.	364,777	66,499
Johnson Controls International PLC	2,790,814	332,832
L3Harris Technologies, Inc.	4,015,024	1,376,551
Lennox International, Inc.	1,563,217	773,917
Northrop Grumman Corp.	4,690,752	3,247,220
Parker-Hannifin Corp.	1,286,939	1,204,369
Paychex, Inc.	13,589,220	1,401,456
RELX PLC (ADR)	4,045,202	144,818
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RTX Corp.	17,312,385	$3,478,578
Siemens AG (ADR)	3,392,244	513,314
Trane Technologies PLC	248,973	104,713
Union Pacific Corp.	6,629,843	1,558,676
Verisk Analytics, Inc.	2,769,627	602,283
Waste Connections, Inc.	2,262,759	379,238
Waste Management, Inc.	694,458	154,336
Watsco, Inc.	1,672,366	646,286
		27,992,454
Consumer discretionary 7.13%
Amazon.com, Inc. (b)	4,941,717	1,182,553
Chipotle Mexican Grill, Inc. (b)	2,787,984	108,369
D.R. Horton, Inc.	7,262,396	1,080,935
Darden Restaurants, Inc.	5,547,269	1,105,848
General Motors Co.	4,867,628	408,881
Home Depot, Inc.	4,569,735	1,711,777
Marriott International, Inc., Class A	1,100,143	346,875
NIKE, Inc., Class B	9,378,206	579,667
Royal Caribbean Cruises, Ltd.	10,914,707	3,543,459
Sony Group Corp. (ADR)	4,549,514	100,544
Starbucks Corp.	17,712,787	1,628,691
Texas Roadhouse, Inc.	754,716	135,743
TJX Cos., Inc. (The)	6,030,243	903,391
Toll Brothers, Inc.	1,394,857	201,543
Tractor Supply Co.	6,410,175	326,150
Vail Resorts, Inc. (a)(c)	2,402,780	319,738
YUM! Brands, Inc.	8,710,632	1,354,503
		15,038,667
Consumer staples 9.29%
Altria Group, Inc.	10,171,559	630,535
British American Tobacco PLC (ADR)	49,252,367	2,988,634
Bunge Global SA	1,336,864	152,242
Church & Dwight Co., Inc.	3,935,686	378,810
Coca-Cola Co.	13,179,545	985,962
Constellation Brands, Inc., Class A	4,943,675	774,674
Costco Wholesale Corp.	881,094	828,449
Estee Lauder Cos., Inc. (The), Class A	2,273,788	262,122
Hershey Co.	2,160,239	420,707
Keurig Dr Pepper, Inc.	49,671,155	1,362,976
Kraft Heinz Co. (The)	6,991,915	165,988
Mondelez International, Inc., Class A	22,044,441	1,288,938
Nestle SA (ADR)	3,538,412	336,361
Philip Morris International, Inc.	45,576,470	8,178,242
Procter & Gamble Co.	2,377,650	360,856
Target Corp.	1,734,775	182,967
Walmart, Inc.	2,593,505	308,990
		19,607,453
Health care 11.31%
Abbott Laboratories	16,008,699	1,749,751
AbbVie, Inc.	6,789,092	1,514,036
Align Technology, Inc. (b)	275,299	44,882
Amgen, Inc.	9,794,581	3,348,571
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AstraZeneca PLC (ADR)	5,780,486	$536,256
Bristol-Myers Squibb Co.	1,681,744	92,580
Cardinal Health, Inc.	118,756	25,518
CVS Health Corp.	31,734,083	2,364,824
Danaher Corp.	3,777,591	826,877
Elevance Health, Inc.	686,979	237,516
Eli Lilly and Co.	4,007,572	4,156,453
Gilead Sciences, Inc.	11,903,058	1,689,639
Humana, Inc.	830,534	162,120
IDEXX Laboratories, Inc. (b)	148,971	99,879
Illumina, Inc. (b)	1,900,000	275,139
Johnson & Johnson	4,277,687	972,104
McKesson Corp.	83,126	69,095
Novo Nordisk AS, Class B (ADR) (a)	4,128,358	245,348
Thermo Fisher Scientific, Inc.	1,477,134	854,685
UnitedHealth Group, Inc.	10,972,584	3,148,364
Vertex Pharmaceuticals, Inc. (b)	2,392,362	1,124,171
Zimmer Biomet Holdings, Inc.	3,872,902	337,214
		23,875,022
Financials 16.06%
American Express Co.	2,420,426	852,401
Aon PLC, Class A	1,680,799	587,675
Apollo Asset Management, Inc.	6,738,789	906,637
Arthur J. Gallagher & Co.	4,580,964	1,142,355
Bank of America Corp.	58,372,808	3,105,433
Berkshire Hathaway, Inc., Class B (b)	190,869	91,718
BlackRock, Inc.	1,764,327	1,974,176
Blackstone, Inc.	4,268,342	607,897
Brookfield Asset Management, Ltd., Class A	6,105,079	303,484
Capital One Financial Corp.	8,725,777	1,910,334
Carlyle Group, Inc. (The)	4,694,362	275,935
Charles Schwab Corp. (The)	1,009,680	104,926
Chubb, Ltd.	2,119,417	656,087
Citigroup, Inc.	3,650,000	422,342
Citizens Financial Group, Inc.	17,872,299	1,125,597
CME Group, Inc., Class A	2,360,618	682,360
Equitable Holdings, Inc.	4,933,543	228,916
Fifth Third Bancorp	3,027,607	152,046
Goldman Sachs Group, Inc.	342,804	320,662
Intercontinental Exchange, Inc.	875,532	152,150
JPMorgan Chase & Co.	9,876,276	3,021,054
KeyCorp	18,396,323	395,889
KKR & Co., Inc.	8,677,421	991,482
Marsh & McLennan Cos., Inc.	20,033,566	3,770,117
Mastercard, Inc., Class A	3,231,306	1,740,995
Morgan Stanley	4,400,884	804,482
PNC Financial Services Group, Inc.	1,578,228	352,418
Progressive Corp.	4,323,729	899,336
S&P Global, Inc.	1,005,184	530,526
Truist Financial Corp.	40,147,254	2,064,372
Visa, Inc., Class A	8,565,498	2,756,634
Wells Fargo & Co.	10,794,734	976,816
		33,907,252
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks (continued) Information technology 21.53%	Shares	Value (000)
Accenture PLC, Class A	4,501,823	$1,186,861
Adobe, Inc. (b)	594,608	174,369
Amphenol Corp., Class A	2,961,690	426,720
Apple, Inc.	19,782,045	5,133,045
Applied Materials, Inc.	1,204,738	388,311
ASM International NV (ADR) (a)	74,914	62,650
ASML Holding NV (ADR)	1,856,094	2,641,222
Broadcom, Inc.	40,268,155	13,340,840
Fair Isaac Corp. (b)	138,418	202,529
Hewlett Packard Enterprise Co.	8,000,000	172,160
Intel Corp. (b)	16,545,970	768,891
International Business Machines Corp.	5,535,887	1,697,856
KLA Corp.	1,718,648	2,454,126
Microsoft Corp.	24,526,281	10,553,413
Motorola Solutions, Inc.	180,373	72,607
NVIDIA Corp.	18,678,727	3,570,065
Oracle Corp.	355,995	58,590
Salesforce, Inc.	5,000,952	1,061,652
SAP SE (ADR)	1,895,964	381,165
Synopsys, Inc. (b)	553,677	257,523
TE Connectivity PLC	1,060,857	236,338
Texas Instruments, Inc.	1,876,751	404,534
Western Digital Corp.	762,046	190,687
		45,436,154
Communication services 5.60%
Alphabet, Inc., Class A	10,296,737	3,480,297
Alphabet, Inc., Class C	8,907,339	3,015,402
AT&T, Inc.	8,554,226	224,206
Comcast Corp., Class A	61,946,446	1,842,907
Meta Platforms, Inc., Class A	4,409,434	3,159,359
Walt Disney Co. (The)	947,369	106,863
		11,829,034
Utilities 3.63%
Atmos Energy Corp.	674,290	112,161
CenterPoint Energy, Inc.	7,623,082	302,560
Constellation Energy Corp.	6,083,422	1,707,495
DTE Energy Co.	3,868,743	519,882
Entergy Corp.	2,656,496	254,731
Exelon Corp.	10,878,910	487,158
FirstEnergy Corp.	21,233,984	1,005,217
Public Service Enterprise Group, Inc.	3,243,509	267,135
Sempra	18,651,507	1,622,868
Southern Co. (The)	15,547,674	1,388,563
		7,667,770
Real estate 2.69%
American Tower Corp. REIT	1,647,083	295,289
CoStar Group, Inc. (b)	402,336	24,744
Extra Space Storage, Inc. REIT	731,902	100,980
Prologis, Inc. REIT	3,515,373	458,967
Public Storage REIT	2,745,197	758,196
Rexford Industrial Realty, Inc. REIT	2,729,525	110,628
Simon Property Group, Inc. REIT	2,774,266	530,745
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Ventas, Inc. REIT	3,787,657	$294,187
Welltower, Inc. REIT	16,515,575	3,110,874
		5,684,610
Total common stocks (cost: $113,058,459,000)		202,968,174
Convertible stocks 0.92% Industrials 0.38%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	10,730,247	801,764
Financials 0.37%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	2,000,263	138,758
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	13,274,895	649,674
		788,432
Utilities 0.17%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	7,011,132	359,320
Total convertible stocks (cost: $1,740,503,000)		1,949,516
Short-term securities 2.92% Money market investments 2.90%
Capital Group Central Cash Fund 3.62% (c)(d)	61,270,717	6,127,071
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 3.62% (c)(d)(e)	95,071	9,507
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (d)(e)	4,964,348	4,964
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (d)(e)	3,600,000	3,600
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.58% (d)(e)	3,600,000	3,600
Fidelity Investments Money Market Government Portfolio, Class I 3.57% (d)(e)	3,600,000	3,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.61% (d)(e)	2,800,000	2,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.64% (d)(e)	2,800,000	2,800
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (d)(e)	2,800,000	2,800
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (d)(e)	2,500,000	2,500
		36,171
Total short-term securities (cost: $6,163,136,000)		6,163,242
Total investment securities 99.99% (cost: $120,962,098,000)		211,080,932
Other assets less liabilities 0.01%		13,159
Net assets 100.00%		$211,094,091
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Investments in affiliates (c)

	Value at 5/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.15%
Consumer discretionary 0.15%
Vail Resorts, Inc. (a)	$255,047	$120,008	$28,938	$(14,829)	$(11,550)	$319,738	$15,562
Darden Restaurants, Inc. (f)	1,904,080	100,818	886,168	251,445	(264,327)	—	26,477
						319,738
Financials 0.00%
Citizens Financial Group, Inc. (f)	837,184	95,400	394,612	106,028	481,597	—	20,787
Total common stocks						319,738
Short-term securities 2.91%
Money market investments 2.90%
Capital Group Central Cash Fund 3.62% (d)	6,026,247	18,190,945	18,090,523	(137)	539	6,127,071	178,237
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.62% (d)(e)	15,111		5,604 (g)			9,507	— (h)
Total short-term securities						6,136,578
Total 3.06%				$342,507	$206,259	$6,456,316	$241,063

(a)	All or a portion of this security was on loan.
(b)	Non-income producing.
(c)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Rate represents the seven-day yield at 1/31/2026.
(e)	Security purchased with cash collateral from securities on loan.
(f)	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2026. Refer to the investment portfolio for the security value at 1/31/2026.
(g)	Represents net activity.
(h)	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of January 31, 2026, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-001-0326
Washington Mutual Investors Fund — Page 7 of 7